Income Taxes (Income from Operations) (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) from Continuing Operations before Income Taxes [Abstract]
U.S.									$ 134,276	$ 227,457	$ (142,705)
Non-U.S.									48,513	23,201	21,815
Income (Loss) from Continuing Operations Before Income Taxes	$ 54,860	$ 38,244	$ 65,899	$ 23,786	$ 64,118	$ 40,926	$ 84,999	$ 60,615	$ 182,789	$ 250,658	$ (120,890)